CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
License and other revenue	[1]	$ 84.1	$ 144.7	$ 35.3
Collaboration revenue		944.8	482.6	249.8
Total revenue		1,028.9	627.3	285.1
Cost of collaboration revenue		(397.1)	(216.4)	(144.2)
Cost of license and other revenue		(11.0)	(18.2)	0.0
Research and development expenses		(414.7)	(413.5)	(382.2)
Administrative expenses		(135.8)	(136.8)	(106.8)
Selling and distribution expenses		(205.8)	(147.5)	(94.2)
Other operating expense	[2]	(1.0)	(4.4)	(85.8)
Operating loss		(136.5)	(309.5)	(528.1)
Finance costs		(21.4)	(21.6)	(21.8)
Finance income	[3]	40.1	61.2	54.5
Other (expense)/ income, net	[3]	(164.8)	111.8	(24.8)
Loss before tax		(282.6)	(158.1)	(520.2)
Income tax (expense)/benefit		(14.2)	(18.9)	1.9
Net loss		$ (296.8)	$ (177.0)	$ (518.3)
LOSS PER SHARE
Basic (in dollars per share)		$ (0.81)	$ (0.48)	$ (1.47)
Diluted (in dollars per share)		$ (0.81)	$ (0.48)	$ (1.47)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		$ 190.4	$ (112.5)	$ 29.6
Other comprehensive income/(loss), net of tax		190.4	(112.5)	29.6
TOTAL COMPREHENSIVE LOSS		$ (106.4)	$ (289.5)	$ (488.7)

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.
[2]	Certain prior year amounts have been reclassified to present loss on asset impairment and fair value loss of warrant liability into the other operating expenses line for comparative purposes.
[3]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other (expense)/income, net for comparative purposes.